Acquisition of Subsidiaries - Schedule of Consideration Transferred (Details) - Jun. 30, 2026	USD ($)	GBP (£)	HKD ($)	AUD ($)
Acquisition of The Ritz Carlton, Perth [Member]
Schedule of Consideration Transferred [Line Items]
Cash paid at completion	$ 42,939,000			$ 100,000,000
Deferred consideration	28,626,000
Total consideration	71,565,000
Acquisition of Upper View Regalia Hotel, Kuala Lumpur [Member]
Schedule of Consideration Transferred [Line Items]
Cash paid at completion	31,908,000
Deferred consideration	6,382,000
Total consideration	38,290,000		$ 300,000,000
Acquisition of Dao by Dorsett Hornsey, London [Member]
Schedule of Consideration Transferred [Line Items]
Cash paid at completion	25,408,000	£ 22,656,000
Deferred consideration	4,996,000
Total consideration	$ 30,424,000